SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2025
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY
NOTE 12 -          SHAREHOLDERS' EQUITY

Ordinary Share

TAT's ordinary shares confer upon their holders' voting rights, the right to receive dividends, if declared, and any amounts payable upon the dissolution, liquidation or winding up of the affairs of TAT. TAT's treasury shares have no rights.

On September 1, 2024, TAT completed the issuance and sale of 673,340 ordinary shares in a private placement to Israeli institutional and accredited investors (as defined under Israel’s Securities Law, 5728-1968), for a purchase price of NIS 54.95 per share (which equaled $15.03 per share based on the exchange rate published by the Bank of Israel at such time), resulting in net proceeds to the Company, after a deduction of offering expenses, of approximately NIS 36.5 million (or approximately $10.0 million). The newly issued shares represent approximately 6.2% of the Company’s issued and outstanding ordinary shares after the consummation of such sale. The private offering expenses totaled $163 thousand.

Pursuant to the resolution of the shareholders' meeting held on August 15, 2024, the Company’s articles of association were amended. This amendment cancels the par value of the Company’s Ordinary Shares. As a result of this change, $3,152 par value was reclassified from ordinary shares to additional paid-in capital.

At a special shareholder meeting in March 2025, TAT’s shareholders approved the increase of its authorized share capital from 13,000,000 to 15,000,000 ordinary shares.

On June 3, 2025, the Company completed a public offering of 1,625,000 of its ordinary shares, no par value per share, at a public offering price of $26.00 per share for gross proceeds of $42.3 million. The issuance costs incurred were $2.8 million, hence, generating net proceeds of $39.4 million. In addition, 2,525,000 ordinary shares were sold by existing shareholders as part of the same offering.

On June 26, 2025, the underwriters exercised in full their option to purchase an additional 242,298 ordinary shares from the Company and 380,202 ordinary shares from selling stockholders at offering price of $26.00. The issuance costs incurred were $0.4 million. This resulted in additional net proceeds of approximately $6.0 million to the Company.

The net proceeds for the Company from this public offering after issuance costs is $45.4 million.

On November 4, 2025, at the Annual and Special General Meeting of the shareholders a resolution was approved to increase the authorized capital stock of the Company from 15,000,000 to 19,000,000 ordinary shares.

Stock option plans

In November 2011, the Company’s compensation committee and board of directors approved a stock option plan (the “2012 Plan”), which was subsequently approved by TAT’s shareholders, on June 28, 2012. According to the 2012 Plan, an aggregate of 980,000 options exercisable into up to 980,000 ordinary shares of TAT may be granted to certain members of our board of directors and certain senior executives at an exercise price not less than the fair market value of the shares covered by the option on the date of grant.

On August 30, 2018, the Company's compensation committee, followed by the Board of Directors, approved the amended and restated Company's 2012 Plan. On October 4, 2018, the Company's amended and restated 2012 Plan was approved at the annual general meeting of shareholders. As part of the Company's 2012 Plan’s amendments it was determined that if the Company declares a cash dividend to its shareholders, and the distribution date of such dividend will precede the exercise date of an Option, including for the avoidance of doubt, Options that have yet to become vested and Options which have been granted prior to the adoption of such amendment to the Plan, the exercise price of the option shall be reduced in the amount equal to the cash dividend per share distributed by the Company.

Following the approval of TAT's compensation committee and board of directors, on November 8, 2022, the Company’s shareholders approved the 2022 stock option plan with the same terms and condition as the 2012 plan (the “2022 Plan”, and together with the 2012 Plan, the “Plans”). According to the 2022 Plan, an aggregate of 550,000 options exercisable into up to 550,000 ordinary shares of TAT may be granted to certain members of our board of directors and certain senior executives at an exercise price not less than the fair market value of the shares covered by the option on the date of grant

In March 2025, following the approval of TAT's audit committee and board of directors, the Company’s shareholders annual meeting, approved the amended and restated Company’s 2022 Stock Plan (the “Amended and Restated Company’s 2022 Stock Option Plan”).  The main amendment in the Amended and Restated Company's 2022 Stock Option Plan is the increase in the maximum number of ordinary shares of the Company that may be issued under the Amended and Restated Company's 2022 Stock Option Plan by an additional 200,000 ordinary shares, such that after the increase, the original option pool after the additional ordinary shares will equal a total of 750,000 ordinary shares.

Following the approval of TAT's compensation committee and board of directors, on November 4, 2025, the Company’s shareholders approved the amended and restated version of both the 2012 Stock Option Plan and the 2022 Stock Option Plan (together, the "Amended and Restated Incentive Plans"). Each of these plans has been updated and expanded to reflect the broadened scope of equity-based awards that may now be granted under the plans. Accordingly, the plans, previously known as the 2012 Stock Option Plan and the 2022 Stock Option Plan, have been renamed the 2012 Incentive Plan and the 2022 Incentive Plan, respectively, to reflect this broader scope. These amendments are intended to provide the Company with greater flexibility in structuring equity-based compensation, to better align the plans with current market practices and the evolving needs of the Company, and to support the Company’s ability to attract, retain and incentivize key employees, officers, directors and consultants.  The amendments do not increase the total number of Ordinary Shares available for issuance under either plan. Additionally, under the amendments to the 2012 and 2022 Incentive Plans, the approval mechanism for changes to the plan was revised so that shareholder approval will no longer be required, instead, approvals will be made in accordance with the Israeli Companies Law.

The total aggregate shares in the pool under the Plans is 1,730,000 ordinary shares of the Company. At December 31, 2025, shares available for grant amounted to 490,628 ordinary shares.

In general, the options under the Plans vest over a period of 4 years as follows: 25% of the options vest upon the lapse of 12 months following the date of grant and the remaining 75% vest on a quarterly basis over the remaining 3-year period. The options expired within 7 years from the date of grant. Pursuant to the Plans, any options that are cancelled or not exercised within the option period determined in the relevant option agreement will become available for future grants.

The grant of options to Israeli employees under the Plans is subject to the terms stipulated by Sections 102 and 102A of the Israeli Income Tax Ordinance.  Each option grant is subject to the track chosen by the Company, either Section 102 or Section 102A of the Israeli Income Tax Ordinance, and pursuant to the terms thereof, the Company is not allowed to claim as an expense for tax purposes the amounts credited to employees as benefits, including amounts recorded as salary benefits in the Company’s accounts, in respect of options granted to employees under the Plans, with the exception of the work income benefit component, if any, determined on grant date.  For nonemployees and for non-Israeli employees, the share option plan is subject to Section 3(i) of the Israeli Income Tax Ordinance which levied tax on income of non-residents derived or accrued in Israel.

The following table is a summary of the activity of TAT's Stock Incentive Plans:

	Year ended December 31,
	2025		2024		2023
	Number of options (in thousands)	Weighted average exercise price	Number of options (in thousands)	Weighted average exercise price	Number of options (in thousands)	Weighted average exercise price

Outstanding at the beginning of the year	486	$9.43	625	$7.31	675	$7.17
Granted	490	33.82	175	14.16	190	6.63
Forfeited	(57)	9.37	-	-	(197)	6.52
Exercised*	(225)	7.96	(314)	7.85	(43)	5.68

Outstanding at the end of the year	694	$27.14	486	$9.43	625	$7.31

Exercisable at the end of the year	85	$10.16	172	$7.05	373	$7.91

The weighted-average grant-date fair value of options granted was $14.08 in 2025, $6.00 in 2024, and $2.45 in 2023. The aggregate intrinsic value for the options outstanding as of December 31, 2025, 2024 and 2023 was $12.16 million, $7.89 million and $1.78 million, respectively.

* Until September 2025, the Company allowed its employees to exercise stock options either by paying cash or through the cashless exercise mechanism. Starting September 2025, the Company stopped the cashless exercise mechanism.

The following table summarizes information concerning outstanding and exercisable awards as of December 31, 2025:

Awards outstanding		Awards exercisable
Exercise price	Number of awards outstanding at the end of the year (in thousands)	Weighted average remaining contractual life (years)	Number of awards exercisable at the end of year	Weighted average remaining contractual life (years)
5.91	9	2.24	9	2.24
6.23	35	4.11	24	4.11
6.42	13	3.33	10	3.33
6.45	11	4.41	-	-
6.59	13	3.92	-	-
14.16	123	5.18	42	5.18
29.93	280	6.27	-	-
38.27	110	6.71	-	-
38.91	50	6.65	-	-
40.74	50	6.73	-	-
	694		85

The fair value of the Company’s stock options granted under the 2012 and 2022 plan for the years ended December 31, 2025, 2024 and 2023 was estimated using the following assumptions:

	2025	2024	2023

Expected stock price volatility	50.0%	49.10%	48% – 54.8%
Expected option life (in years)	4.6	4.6	4.6
Risk free interest rate	3.67% - 4.30%	4.18%	3.71% - 4.54%
Dividend yield	0%	0%	0%

The Company uses the Black-Scholes option pricing model to determine the weighted average fair value of options. The volatility factor used in the Black-Scholes option pricing model is based on historical stock price fluctuations. The expected term of options is based on the simplified method and forfeitures are recognized as they incur. The Company is able to use the simplified method as the options qualify as “plain vanilla” options as defined by ASC 718-10-S99 and since the Company does not have sufficient historical exercise data to provide a reasonable basis to estimate expected term.  The risk-free interest rate assumption is based on observed interest rates appropriate for the expected term of the stock options granted. Following the Company's amended and restated 2012 stock plan and 2022 stock plan related to the adjustment of the exercise price in respect of dividend distribution, the dividend yield was amended to 0%.

Share-based compensation expenses:

	Year ended December 31,
	2025	2024	2023
Cost of revenue	$265	$144	$-
Research and development	23	22	-
Sales and marketing	45	36	-
General and administrative	898	193	190
Total stock-based compensation	$1,231	$395	$190

As of December 31, 2025, total unrecognized compensation cost was $6,570 and is expected to be recognized over a weighted-average period of 1.7 years.